General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2021
Disclosure Of General Principles For The Preparation Of The Consolidated Financial Statements [Abstract]
General principles for the preparation of the consolidated financial statements

3 General principles for the preparation of the consolidated financial statements

(a) Compliance with IFRS

The consolidated financial statements of the Natuzzi Group have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB).

Details of Group’s accounting policies are included in note 4.

(b) Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments measured at fair value (see note 29).

(c) Basis of preparation

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of profit or loss, the consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and the notes to the consolidated financial statements.

The consolidated statement of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realised, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b)

current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statement of profit or loss has been prepared based on the function of the expenses.

The consolidated statement of cash flows has been prepared using the indirect method.

The consolidated financial statements present all amounts rounded to the nearest thousands of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d) Functional and presentation currency

These consolidated financial statements are presented in Euro (the Group’s presentation currency), which is the Natuzzi S.p.A.’s functional currency.

(e) Use of estimates and judgement

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively. Estimates are based on historical experience and other factors, including expectations about future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(i) Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the financial statements is included in the following notes.

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Note 26: reverse factoring, presentation of amounts related to supply chain financing arrangements in the statement of financial position and in the statement of cash flow.
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Notes 4(f), 9 and 20: assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options.

(ii) Assumptions and estimation uncertainties

Information about assumptions and estimates as at December 31, 2021 that have an high risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes.

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Notes 4(i), 8 and 9: impairment test of property, plant and equipment and right-of-use assets, for the significant assumptions used by management in estimating the value in use (annual sales growth rates, weighted average cost of capital rates and long-term growth rates).
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Note 11: determining the fair value of the investment in a joint venture recorded as such after loss of control, for the significant assumptions used by management in estimating the fair value (annual sales growth rates, weighted average cost of capital rates and long-term growth rates).
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Notes 4(n)(i), 15 and 30: measurement of the provision for doubtful accounts, for the significant assumptions used by management in estimating the expected credit losses (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions).
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Notes 4(r) and 23: provision for warranties for the significant assumptions underlying the estimation of the expected warranties.
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Notes 4(r), 23 and 42: recognition and measurement of provisions and contingencies for the key assumptions about the likelihood and magnitude of an outflow of resources.
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Notes 4(aa) and 38: recognition of deferred tax assets, for the estimation of the available future taxable profits against which deductible temporary differences and tax losses carried forward can be utilised.

(f) Going concern assumption

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be reasonably able to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements. The Directors reasonably expect that the management plans, together with the cash and cash equivalents, other current assets and unused credit facilities as at December 31, 2021, will be sufficient for the Group to meet its obligations. As at December 31, 2021, the Group’s cash and cash equivalents amount to 53,472 (48,187 as at December 2020), while its unused portion of credit facilities available to the Group (for further details, see note 25) amounts to 14,947 (23,916 as at December 31, 2020).

In addition, the Directors confirm that management continues to apply and improve the stricter procedures introduced at the beginning of the COVID-19 pandemic outbreak to manage liquidity and working capital balances, to generate sufficient operating cash flows to meet its obligations as they fall due. The Group aims to maintain the level of its cash and cash equivalents at an amount in excess of expected cash outflows for financial liabilities over the next 60 days. The Group also monitors the level of expected cash inflows from trade and other receivables together with expected cash outflows for trade and other payables.